Retirement Benefit Plans - Fair Value of U.S. and Puerto Rico Pension Plan Assets (Detail) - US [Member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 499.5	$ 474.1	$ 444.9
Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	3.8	7.3
Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	495.7	466.8
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	3.8	7.3
Cash and Cash Equivalents [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	3.8	7.3
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	342.1	304.1
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	342.1	304.1
Intermediate Fixed Income Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	153.6	162.7
Intermediate Fixed Income Debt Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 153.6	$ 162.7